Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (5,835)	$ (7,982)	$ (2,258)	$ (7,231)	$ (2,723)	$ (1,634)	$ (1,092)	$ (1,279)	$ (8,398)	$ (20,194)	$ (12,403)	$ (12,044)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustment	(114)				0					(135)	0	0
COMPREHENSIVE INCOME (LOSS)	(5,949)				(2,723)					(20,329)	(12,403)	(12,044)
(Income) loss from consolidated entities attributable to noncontrolling interests	190				(25)					358	8,860	10,852
Comprehensive (income) loss attributable to redeemable noncontrolling interests	(61)				363					1,484	1,147	2
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (5,820)				$ (2,385)					$ (18,487)	$ (2,396)	$ (1,190)